Financial Instruments And Fair Value Measurements - Schedule of Gross Fair Value of Outstanding Derivative Instruments (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 8,971	$ 8,488	$ 10,786
Derivative Asset	119	66	87
Derivative Liability	271	209	56
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	5,569	5,116	8,323
Derivative Asset	73	34	38
Derivative Liability	42	45	45
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,226	1,240	2,463
Derivative Asset	25	32	49
Derivative Liability	62	53	11
Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,176	2,132	0
Derivative Asset	21	0	0
Derivative Liability	167	111	0
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	4,690	4,456	7,510
Derivative Asset	38	9	29
Derivative Liability	22	20	37
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,226	1,240	2,463
Derivative Asset	25	32	49
Derivative Liability	62	53	11
Currency Swap [Member] | Net Investment Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,176	2,132	0
Derivative Asset	21	0	0
Derivative Liability	167	111	0
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	594	604	789
Derivative Asset	19	24	6
Derivative Liability	14	18	8
Equity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	231	8	0
Derivative Asset	15	0	0
Derivative Liability	3	6	0
Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	54	48	24
Derivative Asset	1	1	3
Derivative Liability	$ 3	$ 1	$ 0